BLACKROCK FUNDS III
BlackRock LifePath® Dynamic Retirement Fund
BlackRock LifePath® Dynamic 2025 Fund
BlackRock LifePath® Dynamic 2030 Fund
BlackRock LifePath® Dynamic 2035 Fund
BlackRock LifePath® Dynamic 2040 Fund
BlackRock LifePath® Dynamic 2045 Fund
BlackRock LifePath® Dynamic 2050 Fund
BlackRock LifePath® Dynamic 2055 Fund
BlackRock LifePath® Dynamic 2060 Fund
BlackRock LifePath® Dynamic 2065 Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated September 17, 2024
to each Fund’s Prospectuses, each dated April 29, 2024, as amended
Effective immediately, the following changes are made to the Funds’ Prospectuses:
The section of each Fund’s Prospectuses entitled “Fund Overview — Key Facts About [the Fund] — Principal Investment Strategies of the Fund” are revised to correct the glide path chart and target allocation table included in the Funds’ prospectuses dated April 29, 2024 and replace them with the following that conform with the glide path and target allocation table that were actually in use by the Fund at all relevant times. There have been no changes to the management of the Funds based on this correction.

Equity & equity-like allocation (%)
100%
90%
80%
70%
60%
50%
40%
30%
20%
10%
0%
45
40
35
30
25
20
15
10
5
0
Retirement/Terminal
Years to Retirement

The following table lists the target allocation by years until retirement:

Years Until Retirement	Equity Funds (Includes REITs)[1]	Fixed‑Income Funds
45	99%	1%
40	99%	1%
35	99%	1%
30	99%	1%
25	95%	5%
20	87%	13%
15	77%	23%
10	65%	35%
5	53%	47%
0	40%	60%

[1]
BFA may adjust the allocation to equity and fixed-income in the Fund, based on an assessment of the current market conditions and the potential contribution of each asset class to the expected risk and return characteristics of the Fund. In general, the adjustments will be limited to +/- 10% relative to the target allocations.

The fourth sentence of the third paragraph of the section of BlackRock LifePath® Dynamic Retirement Fund’s Prospectuses dated April 29, 2024, as amended August 16, 2024, entitled “Fund Overview — Key Facts About BlackRock LifePath® Dynamic Retirement Fund — Principal Investment Strategies of the Fund” is revised to correct the Fund’s asset allocation as of March 31, 2024 and replace it with the following:
As of March 31, 2024, the Fund held approximately 46% of its assets (including notional exposure through derivatives) in equity Underlying Funds and equity related derivatives, approximately 50% of its assets (including notional exposure through derivatives) in fixed income Underlying Funds and fixed income related derivatives and approximately 4% of its assets in cash (including cash offsets from derivatives) and Underlying Funds that invest primarily in money market instruments.
The fifth sentence of the third paragraph of the section of BlackRock LifePath® Dynamic 2025 Fund’s Prospectuses dated April 29, 2024, as amended August 16, 2024, entitled “Fund Overview — Key Facts About BlackRock LifePath® Dynamic 2025 Fund — Principal Investment Strategies of the Fund” is revised to correct the Fund’s asset allocation as of March 31, 2024 and replace it with the following:
As of March 31, 2024, the Fund held approximately 49% of its assets (including notional exposure through derivatives) in equity Underlying Funds and equity related derivatives, approximately 49% of its assets (including notional exposure through derivatives) in fixed income Underlying Funds and fixed income related derivatives and approximately 2% of its assets in cash (including cash offsets from derivatives) and Underlying Funds that invest primarily in money market instruments.
The fifth sentence of the third paragraph of the section of BlackRock LifePath® Dynamic 2030 Fund’s Prospectuses dated April 29, 2024, as amended August 16, 2024, entitled “Fund Overview — Key Facts About BlackRock LifePath® Dynamic 2030 Fund — Principal Investment Strategies of the Fund” is revised to correct the Fund’s asset allocation as of March 31, 2024 and replace it with the following:
As of March 31, 2024, the Fund held approximately 61% of its assets (including notional exposure through derivatives) in equity Underlying Funds and equity related derivatives, approximately 37% of its assets (including notional exposure through derivatives) in fixed income Underlying Funds and fixed income related derivatives and approximately 2% of its assets in cash (including cash offsets from derivatives) and Underlying Funds that invest primarily in money market instruments.
The fifth sentence of the third paragraph of the section of BlackRock LifePath® Dynamic 2035 Fund’s Prospectuses dated April 29, 2024, as amended August 16, 2024, entitled “Fund Overview — Key Facts About BlackRock LifePath® Dynamic 2035 Fund — Principal Investment Strategies of the Fund” is revised to correct the Fund’s asset allocation as of March 31, 2024 and replace it with the following:
As of March 31, 2024, the Fund held approximately 73% of its assets (including notional exposure through derivatives) in equity Underlying Funds and equity related derivatives, approximately 23% of its assets (including notional exposure through derivatives) in fixed income Underlying Funds and fixed income related derivatives and approximately 4% of its assets in cash (including cash offsets from derivatives) and Underlying Funds that invest primarily in money market instruments.
The fifth sentence of the third paragraph of the section of BlackRock LifePath® Dynamic 2040 Fund’s Prospectuses dated April 29, 2024, as amended August 16, 2024, entitled “Fund Overview — Key Facts About BlackRock LifePath® Dynamic 2040 Fund — Principal Investment Strategies of the Fund” is revised to correct the Fund’s asset allocation as of March 31, 2024 and replace it with the following:
As of March 31, 2024, the Fund held approximately 84% of its assets (including notional exposure through derivatives) in equity Underlying Funds and equity related derivatives, approximately 13% of its assets (including notional exposure through derivatives) in fixed income Underlying Funds and fixed income related derivatives and approximately 3% of its assets in cash (including cash offsets from derivatives) and Underlying Funds that invest primarily in money market instruments.
The fifth sentence of the third paragraph of the section of BlackRock LifePath® Dynamic 2045 Fund’s Prospectuses dated April 29, 2024, as amended August 16, 2024, entitled “Fund Overview — Key Facts About BlackRock LifePath® Dynamic 2045 Fund — Principal Investment Strategies of the Fund” is revised to correct the Fund’s asset allocation as of March 31, 2024 and replace it with the following:
As of March 31, 2024, the Fund held approximately 94% of its assets (including notional exposure through derivatives) in equity Underlying Funds and equity related derivatives, approximately 4% of its assets (including notional exposure through derivatives) in fixed income Underlying Funds and fixed income related derivatives and approximately 2% of its assets in cash (including cash offsets from derivatives) and Underlying Funds that invest primarily in money market instruments.
The fifth sentence of the third paragraph of the section of BlackRock LifePath® Dynamic 2050 Fund’s Prospectuses dated April 29, 2024, as amended August 16, 2024, entitled “Fund Overview — Key Facts About BlackRock LifePath® Dynamic 2050 Fund — Principal Investment Strategies of the Fund” is revised to correct the Fund’s asset allocation as of March 31, 2024 and replace it with the following:
As of March 31, 2024, the Fund held approximately 101% of its assets (including notional exposure through derivatives) in equity Underlying Funds and equity related derivatives, approximately 3% of its assets (including notional exposure through derivatives) in fixed income Underlying Funds and fixed income related derivatives and approximately ‑4% of its assets in cash (including cash offsets from derivatives) and Underlying Funds that invest primarily in money market instruments.

The fifth sentence of the third paragraph of the section of BlackRock LifePath® Dynamic 2055 Fund’s Prospectuses dated April 29, 2024, as amended August 16, 2024, entitled “Fund Overview — Key Facts About BlackRock LifePath® Dynamic 2055 Fund — Principal Investment Strategies of the Fund” is revised to correct the Fund’s asset allocation as of March 31, 2024 and replace it with the following:
As of March 31, 2024, the Fund held approximately 104% of its assets (including notional exposure through derivatives) in equity Underlying Funds and equity related derivatives, approximately 1% of its assets (including notional exposure through derivatives) in fixed income Underlying Funds and fixed income related derivatives and approximately ‑5% of its assets in cash (including cash offsets from derivatives) and Underlying Funds that invest primarily in money market instruments.
The fifth sentence of the third paragraph of the section of BlackRock LifePath® Dynamic 2060 Fund’s Prospectuses dated April 29, 2024, as amended August 16, 2024, entitled “Fund Overview — Key Facts About BlackRock LifePath® Dynamic 2060 Fund — Principal Investment Strategies of the Fund” is revised to correct the Fund’s asset allocation as of March 31, 2024 and replace it with the following:
As of March 31, 2024, the Fund held approximately 104% of its assets (including notional exposure through derivatives) in equity Underlying Funds and equity related derivatives, approximately 1% of its assets (including notional exposure through derivatives) in fixed income Underlying Funds and fixed income related derivatives and approximately ‑5% of its assets in cash (including cash offsets from derivatives) and Underlying Funds that invest primarily in money market instruments.
The fifth sentence of the third paragraph of the section of BlackRock LifePath® Dynamic 2065 Fund’s Prospectuses dated April 29, 2024, as amended August 16, 2024, entitled “Fund Overview — Key Facts About BlackRock LifePath® Dynamic 2065 Fund — Principal Investment Strategies of the Fund” is revised to correct the Fund’s asset allocation as of March 31, 2024 and replace it with the following:
As of March 31, 2024, the Fund held approximately 104% of its assets (including notional exposure through derivatives) in equity Underlying Funds and equity related derivatives, approximately 2% of its assets (including notional exposure through derivatives) in fixed income Underlying Funds and fixed income related derivatives and approximately ‑6% of its assets in cash (including cash offsets from derivatives) and Underlying Funds that invest primarily in money market instruments.
Shareholders should retain this Supplement for future reference.
ALLPRO‑LPD‑0924SUP

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